Shareholders' Equity - Components of Accumulated Other Comprehensive Income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Class of Stock [Line Items]
Balance	¥ 2,017,401		¥ 2,554,578	¥ 3,104,786
Net current-period other comprehensive income	0		0	0
Balance	1,760,788	$ 251,789	2,017,401	2,554,578
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance	451,363		400,436	354,036
Other comprehensive income/(loss) before reclassification			72,462	45,769
Amount reclassified from accumulated other comprehensive income			(23,417)
Net current-period other comprehensive income	(50,422)		49,045	45,769
Other comprehensive income attribute to noncontrolling interests	1,123		1,882	631
Balance	402,064	57,494	451,363	400,436
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance	(40,940)		(43,582)	(88)
Other comprehensive income/(loss) before reclassification			2,642	(43,494)
Net current-period other comprehensive income	1,121		2,642	(43,494)
Balance	(39,819)	(5,694)	(40,940)	(43,582)
AOCI Attributable to Parent [Member]
Class of Stock [Line Items]
Balance	410,423		356,854	353,948
Other comprehensive income/(loss) before reclassification			75,104	2,275
Amount reclassified from accumulated other comprehensive income			(23,417)
Net current-period other comprehensive income	(49,301)		51,687	2,275
Other comprehensive income attribute to noncontrolling interests	1,123		1,882	631
Balance	¥ 362,245	$ 51,800	¥ 410,423	¥ 356,854